ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of OCI (Detail) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018	Sep. 30, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross Amount	$ (54)	$ (49)		$ 184	$ (184)
Income Taxes	7	(5)		(133)	(14)
Other comprehensive income (loss), net of tax	(47)	(54)	[1]	51	(198)	[1]
Unrealized Gain (Loss) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross Amount	16	16		8	74
Income Taxes	(1)	0		2	7
Other comprehensive income (loss), net of tax	15	16		10	81
Change in Retirement Plans’ Funded Status
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross Amount	(14)	20		585	66
Income Taxes	8	(5)		(135)	(21)
Other comprehensive income (loss), net of tax	(6)	15		450	45
Foreign Currency Translation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross Amount	(38)	(99)		(373)	(373)
Income Taxes	0	0		0	0
Other comprehensive income (loss), net of tax	(38)	(99)		(373)	(373)
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross Amount	(18)	14		(36)	49
Income Taxes	0	0		0	0
Other comprehensive income (loss), net of tax	$ (18)	$ 14		$ (36)	$ 49

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).